Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Loans to Directors, Executive Officers and Their Related Interests	A summary of loans to directors, executive officers and their related interests follows:
	2019	2018
	(dollars in thousands)
Balance, at beginning of the year	$9,284	$8,692
Disbursements during the year	4,833	1,902
Collections during the year	(3,822)	(1,310)
Balance, at end of the year	$10,295	$9,284